Revenue and Geography Information (Details) - Schedule of Location of the Company’s Long-Lived Assets - CNY (¥) ¥ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Schedule of Location of Company’s Long-Lived Assets [Line Items]
Total	¥ 70,432	¥ 74,441
PRC [Member]
Schedule of Location of Company’s Long-Lived Assets [Line Items]
Total	70,429	74,438
Mexico [Member]
Schedule of Location of Company’s Long-Lived Assets [Line Items]
Total	¥ 3	¥ 3